UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                   FORM N-CSRS

                                   -----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                           (ANALYTIC INVESTORS LOGO)

                               SEMI-ANNUAL REPORT
                                  June 30, 2010

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC SHORT-TERM INCOME FUND

================================================================================

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    1
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Financial Statements .............................................    9
Disclosure of Fund Expenses ...............................................   17

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

U.S. Government Agency Obligations   50.6%
U.S. Treasury Obligations            20.5%
Corporate Obligations                17.8%
Foreign Bonds                         8.0%
Purchased Option Contracts            2.0%
Cash Equivalent                       1.1%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 50.9%

                                                              FACE AMOUNT      VALUE
                                                              -----------   -----------
FEDERAL HOME LOAN BANK -- 10.8%
      2.000%, 04/09/13 ....................................   $  800,000    $   800,226
      2.000%, 07/27/12 ....................................    1,200,000      1,201,229
      1.850%, 03/04/13 ....................................    1,000,000      1,007,101
                                                                            -----------
                                                                              3,008,556
                                                                            -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 40.1%
      6.250%, 02/01/11 ....................................    1,000,000      1,033,820
      5.250%, 08/01/12 ....................................    3,500,000      3,777,480
      2.007%, 11/15/11 STRIPS (A) .........................    5,000,000      4,941,925
      1.750%, 02/25/13 ....................................    1,500,000      1,502,595
                                                                            -----------
                                                                             11,255,820
                                                                            -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $14,101,354) ..................................                  14,264,376
                                                                            -----------
U.S. TREASURY OBLIGATIONS -- 20.6%
U.S. TREASURY BILLS (B)
      0.310%, 11/18/10 (C) ................................    5,625,000      5,620,956
      0.164%, 02/10/11 (D) ................................      150,000        149,804
                                                                            -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,767,697) ...................................                   5,770,760
                                                                            -----------
CORPORATE OBLIGATIONS -- 18.0%
FINANCIALS -- 16.1%
   American Express Bank
      5.550%, 10/17/12 ....................................      500,000        537,457
   AvalonBay Communities
      5.500%, 01/15/12 ....................................      300,000        314,611
   Bear Stearns
      6.950%, 08/10/12 ....................................      525,000        575,856
   Countrywide Financial
      0.715%, 05/07/12 ....................................      500,000        488,215
   Metropolitan Life Global Funding I
      5.125%, 11/09/11 ....................................      800,000        831,632

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS (CONTINUED)

                                                                           FACE AMOUNT/
                                                                         CONTRACTS/SHARES      VALUE
                                                                         ----------------   -----------
FINANCIALS -- CONTINUED
   Pricoa Global Funding I
      0.381%, 01/30/12 ...............................................      $  750,000      $   735,511
   Principal Life Income Funding
      5.200%, 11/15/10 ...............................................       1,000,000        1,015,123
                                                                                            -----------
                                                                                              4,498,405
                                                                                            -----------
TELECOMMUNICATIONS -- 1.9%
   Verizon New England
      6.500%, 09/15/11 ...............................................         500,000          528,049
                                                                                            -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $4,974,177) ..............................................                        5,026,454
                                                                                            -----------
FOREIGN BONDS -- 8.1%
   GE Capital European Funding
      4.750%, 09/28/12 ...............................................         800,000        1,029,052
   Italy Buoni Poliennali Del Tesoro
      2.500%, 07/01/12 ...............................................       1,000,000        1,234,367
                                                                                            -----------
   TOTAL FOREIGN BONDS
      (Cost $2,701,958) ..............................................                        2,263,419
                                                                                            -----------
PURCHASED OPTION CONTRACTS -- 2.0%
   CBOE NASDAQ 100 Index, July 2010, 1,845 Call* .....................              10            7,700
   CBOE NASDAQ 100 Index, July 2010, 1,600 Put* ......................              10           12,000
   CBOE Russell 2000 Index, July 2010, 705 Call* .....................              25              375
   CBOE Russell 2000 Index, July 2010, 580 Put* ......................              25           23,500
   S&P 500 Index, July 2010, 1,190 Call* .............................              87              870
   S&P 500 Index, July 2010, 1,175 Call* .............................              52              780
   S&P 500 Index, July 2010, 1,100 Call* .............................              18            4,500
   S&P 500 Index, July 2010, 1,055 Put* ..............................             104          390,000
   S&P 500 Index, July 2010, 1,000 Put* ..............................              52           93,600
   S&P 500 Index, July 2010, 985 Put* ................................              18           20,520
                                                                                            -----------
   TOTAL PURCHASED OPTION CONTRACTS
      (Cost $219,104) ................................................                          553,845
                                                                                            -----------
CASH EQUIVALENT -- 1.2%
   HighMark Diversified Money Market Fund, Fiduciary Class, 0.100% (E)
      (Cost $323,394) ................................................         323,394          323,394
                                                                                            -----------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $28,087,684) .............................................                       28,202,248
                                                                                            ===========
WRITTEN INDEX OPTION CONTRACTS -- 2.5%
   AMEX S&P 400 Midcap Index, July 2010, 700 Put* ....................             (11)         (19,470)
   CBOE Mini SPX Index, July 2010, 104 Put* ..........................             (71)         (19,170)
   CBOE NASDAQ 100 Index, July 2010, 1,840 Call* .....................             (10)          (8,470)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010 (UNAUDITED)

WRITTEN INDEX OPTION CONTRACTS (CONTINUED)

                                                   CONTRACTS     VALUE
                                                   ---------   ---------
CBOE NASDAQ 100 Index, July 2010, 1,650 Put* ...      (10)     $ (19,900)
CBOE Russell 2000 Index, July 2010, 700 Call* ..      (25)          (750)
CBOE Russell 2000 Index, July 2010, 600 Put* ...      (37)       (57,720)
CBOE S&P Small Cap Index, July 2010, 320 Put* ..      (23)       (22,540)
Russell 1000 Index, July 2010, 560 Put* ........      (13)       (17,550)
S&P 500 Index, July 2010, 1,180 Call* ..........      (87)          (870)
S&P 500 Index, July 2010, 1,170 Call* ..........      (52)        (1,040)
S&P 500 Index, July 2010, 1,095 Call* ..........      (18)        (6,120)
S&P 500 Index, July 2010, 1,065 Put * ..........      (87)      (356,700)
S&P 500 Index, July 2010, 1,015 Put* ...........      (18)       (40,680)
S&P 500 Index, July 2010, 1,010 Put* ...........      (52)      (101,920)
S&P 100 Index, July 2010, 455 Put* .............      (17)       (14,110)
S&P 100 EURO Index, July 2010, 455 Put* ........      (11)        (6,490)
                                                               ---------
TOTAL WRITTEN INDEX OPTION CONTRACTS
   (Premiums received $284,660) ................               $(693,500)
                                                               =========

The following forward foreign currency contracts were outstanding as of June 30, 2010:

                                                                       UNREALIZED
                      CURRENCY TO         CURRENCY TO    CONTRACT     APPRECIATION
MATURITY DATE           RECEIVE             DELIVER        VALUE     (DEPRECIATION)
-------------         -----------         -----------   ----------   --------------
9/15/10         AUD     2,100,000   USD    (1,762,127)  $1,756,662      $  (5,465)
9/15/10         CHF     2,100,000   USD    (1,819,631)   1,951,034        131,402
9/15/10         GBP       100,000   USD      (145,833)     149,582          3,749
9/15/10         JPY    30,000,000   USD      (325,733)     339,564         13,831
9/15/10         NOK    12,000,000   USD    (1,844,877)   1,838,799         (6,078)
9/15/10         NZD     2,400,000   USD    (1,653,720)   1,639,772        (13,948)
9/15/10         SEK    23,000,000   USD    (2,931,219)   2,956,455         25,237
9/15/10         USD       905,883   AUD    (1,100,000)     920,156        (14,273)
9/15/10         USD     2,800,633   CAD    (2,900,000)   2,728,279         72,355
9/15/10         USD     4,703,013   CHF    (5,400,000)   5,016,944       (313,930)
9/15/10         USD     1,574,905   EUR    (1,300,000)   1,592,765        (17,861)
9/23/10         USD     2,738,361   EUR    (1,855,000)   2,272,857        465,504
9/15/10         USD       145,888   GBP      (100,000)     149,582         (3,694)
9/15/10         USD       327,275   JPY   (30,000,000)     339,564        (12,289)
9/15/10         USD     1,994,988   NOK   (13,000,000)   1,992,032          2,956
9/15/10         USD       805,812   NZD    (1,200,000)     819,886        (14,074)
                                                                        ---------
                                                                        $ 313,422
                                                                        =========

The following futures contracts were outstanding as of June 30, 2010:

                              NUMBER
CONTRACT                        OF       SETTLEMENT      UNREALIZED
DESCRIPTION                 CONTRACTS       MONTH       APPRECIATION
-----------                 ---------   -------------   ------------
CBOE VIX Index                   8      November 2010     $ 45,700
U.S. 2 Year Treasury Note       78       October 2010       65,727
                                                          --------
                                                          $111,427
                                                          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $27,990,438.

*    NON-INCOME PRODUCING SECURITY.

(A)  ZERO COUPON BOND.

(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2010.

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

CURRENCY LEGEND
AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONE
USD U.S. DOLLAR

The summary of inputs used to value the Fund's net assets as of June 30, 2010 is as follows:

INVESTMENTS IN SECURITIES             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
-------------------------            --------   -----------   -------   -----------
U.S. Government Agency Obligations   $     --   $14,264,376     $--     $14,264,376
U.S. Treasury Obligations                  --     5,770,760      --       5,770,760
Corporate Obligations                      --     5,026,454      --       5,026,454
Foreign Bonds                              --     2,263,419      --       2,263,419
Purchased Option Contracts            553,845            --      --         553,845
Cash Equivalent                       323,394            --      --         323,394
                                     --------   -----------     ---     -----------
Total Investments in Securities      $877,239   $27,325,009     $--     $28,202,248
                                     ========   ===========     ===     ===========

OTHER FINANCIAL INSTRUMENTS           LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
---------------------------          ---------   --------   -------   ---------
Written Index Option Contracts       $(693,500)  $     --     $--     $(693,500)
Forwards Contracts                          --    313,422      --       313,422
Futures Contracts                      111,427         --      --       111,427
                                     ---------   --------     ---     ---------
Total Other Financial Instruments    $(582,073)  $313,422     $--     $(268,651)
                                     =========   ========     ===     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at Cost ......................................   $28,087,684
                                                              ===========
Investments, at Value -- Note 2 ...........................    28,202,248
Unrealized Appreciation on Forward Currency Contracts .....       715,034
Dividends and Interest Receivable .........................       232,210
Receivable for Investments Sold ...........................        28,110
Receivable due from Investment Adviser ....................        19,920
Receivable for Capital Shares Sold ........................         7,250
Receivable for Variation Margin on Futures Contracts ......         4,400
Prepaid Expenses ..........................................        14,709
                                                              -----------
   Total Assets ...........................................    29,223,881
                                                              -----------
LIABILITIES
Options Written, at Value (Premiums Received $284,660) ....       693,500
Unrealized Depreciation on Forward Currency Contracts .....       401,612
Payable for Investments Purchased .........................        21,629
Payable for Capital Shares Redeemed .......................        19,366
Payable due to Administrator ..............................        10,274
Payable for Variation Margin on Futures Contracts .........         3,656
Chief Compliance Officer Fees Payable .....................         2,468
Payable due to Trustees ...................................         1,780
Income Distribution Payable ...............................           505
Other Accrued Expenses ....................................        78,653
                                                              -----------
   Total Liabilities ......................................     1,233,443
                                                              -----------
NET ASSETS ................................................   $27,990,438
                                                              ===========
NET ASSETS CONSIST OF:
Paid-in Capital ...........................................   $30,721,131
Distributions in Excess of Net Investment Income ..........      (146,782)
Accumulated Net Realized Loss .............................    (2,708,756)
Unrealized Depreciation on Investments and Written
   Options ................................................      (294,276)
Unrealized Appreciation on Futures Contracts ..............       111,427
Unrealized Appreciation on Foreign Currency and Translation
   of Other Assets and Liabilities in Foreign Currency ....       307,694
                                                              -----------
Net Assets ................................................   $27,990,438
                                                              ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization -- no par value) .........................     2,793,471
                                                              -----------
NET ASSET VALUE PER SHARE .................................   $     10.02
                                                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 FOR THE SIX MONTHS ENDED
                                                 JUNE 30, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Interest Income ...........................................   $ 278,690
Dividend Income ...........................................         394
                                                              ---------
   TOTAL INVESTMENT INCOME ................................     279,084
                                                              ---------
EXPENSES
Administration Fees .......................................      61,987
Investment Advisory Fees ..................................      45,272
Chief Compliance Officer Fees .............................       4,939
Trustees' Fees ............................................       4,158
Shareholder Servicing Fees ................................      53,960
Transfer Agent Fees .......................................      41,868
Printing Fees .............................................      20,332
Legal Fees ................................................      20,250
Registration and Filing Fees ..............................       9,749
Audit Fees ................................................       9,444
Custodian Fees ............................................       5,261
Pricing Fees ..............................................       4,782
Other Expenses ............................................       4,738
                                                              ---------
   TOTAL EXPENSES .........................................     286,740
Less:
Waiver of Investment Advisory Fees ........................     (45,272)
Reimbursement of Expenses by Investment Adviser ...........    (120,720)
Fees Paid Indirectly--Note 5 ..............................         (20)
                                                              ---------
   NET EXPENSES ...........................................     120,728
                                                              ---------
NET INVESTMENT INCOME .....................................     158,356
                                                              ---------
NET REALIZED GAIN (LOSS) ON:
   Investments ............................................    (311,278)
   Written Option Contracts ...............................      55,918
   Foreign Currency Exchange Transactions .................       5,710
   Futures Contracts ......................................      62,332
                                                              ---------
   TOTAL NET REALIZED LOSS ................................    (187,318)
                                                              ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ............................................     100,861
   Written Option Contracts ...............................    (440,559)
   Foreign Currency Exchange Transactions .................     335,718
   Futures Contracts ......................................     176,057
                                                              ---------
   NET CHANGE IN UNREALIZED APPRECIATION ..................     172,077
                                                              ---------
   NET REALIZED AND UNREALIZED LOSS .......................     (15,241)
                                                              ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 143,115
                                                              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS        YEAR
                                                                  ENDED           ENDED
                                                              JUNE 30, 2010   DECEMBER 31,
                                                                (UNAUDITED)       2009
                                                              -------------   ------------
OPERATIONS:
   Net Investment Income ..................................    $   158,356    $    647,941
   Net Realized Gain (Loss) ...............................       (187,318)      2,329,804
   Net Change in Unrealized Appreciation (Depreciation) ...        172,077      (1,051,544)
                                                               -----------    ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...        143,115       1,926,201
                                                               -----------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................       (275,403)       (695,569)
                                                               -----------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................       (275,403)       (695,569)
                                                               -----------    ------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ..............................................      2,968,432       4,320,014
      Reinvestment of Distributions .......................        269,166         676,745
      Redeemed ............................................     (6,992,693)    (30,855,947)
                                                               -----------    ------------
   NET DECREASE FROM CAPITAL SHARE TRANSACTIONS ...........     (3,755,095)    (25,859,188)
                                                               -----------    ------------
   TOTAL DECREASE IN NET ASSETS ...........................     (3,887,383)    (24,628,556)
                                                               -----------    ------------
NET ASSETS:
   Beginning of Period ....................................     31,877,821      56,506,377
                                                               -----------    ------------
   End of Period ..........................................    $27,990,438    $ 31,877,821
                                                               ===========    ============
   Distributions in Excess of Net Investment Income .......    $  (146,782)   $    (29,735)
                                                               ===========    ============
SHARE TRANSACTIONS:
   Institutional Class Shares:
      Issued ..............................................        293,028         435,467
      Reinvestment of Distributions .......................         26,675          68,638
      Redeemed ............................................       (692,347)     (3,139,256)
                                                               -----------    ------------
   NET DECREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ........................................       (372,644)     (2,635,151)
                                                               ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       SIX MONTHS
                                                          ENDED                      YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 2010   -------------------------------------------------------
                                                     (UNAUDITED)##     2009        2008        2007        2006        2005
                                                     -------------   -------     -------     -------     -------     -------
Net Asset Value,
   Beginning of Period ...........................      $ 10.07      $  9.74     $ 10.46     $ 10.29     $ 10.24     $ 10.37
                                                        -------      -------     -------     -------     -------     -------
Income from Investment Operations:
   Net Investment Income* ........................         0.05         0.16        0.30        0.44        0.41        0.28
   Net Realized and Unrealized Gain (Loss) .......        (0.01)        0.34       (0.65)       0.19        0.06        0.05
                                                        -------      -------     -------     -------     -------     -------
   Total from Investment Operations ..............         0.04         0.50       (0.35)       0.63        0.47        0.33
                                                        -------      -------     -------     -------     -------     -------
Redemption Fees ..................................           --           --          --**        --**        --          --
                                                        -------      -------     -------     -------     -------     -------
Dividends and Distributions:
   Net Investment Income .........................        (0.09)       (0.17)      (0.17)      (0.45)      (0.40)      (0.46)
   Tax Return of Capital .........................           --           --       (0.15)         --       (0.02)         --
   Net Realized Gains ............................           --           --       (0.05)      (0.01)         --          --
                                                        -------      -------     -------     -------     -------     -------
   Total Dividends and Distributions .............        (0.09)       (0.17)      (0.37)      (0.46)      (0.42)      (0.46)
                                                        -------      -------     -------     -------     -------     -------
Net Asset Value,
   End of Period .................................      $ 10.02      $ 10.07     $  9.74     $ 10.46     $ 10.29     $ 10.24
                                                        =======      =======     =======     =======     =======     =======
TOTAL RETURN+ ....................................         0.41%        5.14%      (3.47)%      6.18%       4.70%       3.20%
                                                        =======      =======     =======     =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $27,990      $31,878     $56,506     $78,119     $65,053     $48,349
Ratio of Expenses to Average Net Assets ..........         0.80%(3)     0.72%(2)    0.61%(1)    0.61%(1)    0.61%(1)    0.60%(1)
Ratio of Expenses to Average Net Assets (excluding
   Waivers, Reimbursements and Fees Paid
   Indirectly) ...................................         1.90%        1.51%       1.28%       1.27%       1.47%       1.12%
Ratio of Net Investment Income to Average Net
   Assets ........................................         1.05%        1.62%       2.94%       4.28%       3.99%       2.70%
Portfolio Turnover Rate ..........................           33%         123%        107%         54%         23%        100%

## ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

*    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT REPRESENTS LESS THAN $0.01.

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE YEAR. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.60%.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.72%.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.80%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND
                                                 JUNE 30, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Analytic Short-Term Income Fund (the "Fund"). The investment objective of the Fund is to provide a high level of income consistent with both low fluctuations in market value and low credit risk by investing primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. There were no fair valued securities as of June 30, 2010.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the six months ended June 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

     Options for which the primary market is a national securities exchange are valued at the last quoted sales price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Fund's Board.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six months ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. It may enter into these contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     FUTURES CONTRACTS -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may do so for a variety of reasons including for cash management purposes. Upon entering into a futures contract, the Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in such contract. Risks of entering into futures contracts include the possibility that a change in the value of a contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS WRITTEN/PURCHASED -- The Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

     Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Fund are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be distributed annually. All distributions are recorded on the ex-dividend date.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 10 days. For the six months ended June 30, 2010, there were no redemption fees retained.

3. DERIVATIVE CONTRACTS:

Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund's financial statements.

Transactions in option contracts written for the six months ended June 30, 2010, were as follows:

                                   NUMBER OF
                                   CONTRACTS     PREMIUMS
                                   ---------   -----------
Outstanding at December 31, 2009        200    $    57,491
Options written                       9,042      2,727,366
Options closed                       (4,286)    (1,190,144)
Options expired                      (4,414)    (1,310,053)
                                     ------    -----------
Outstanding at June 30, 2010            542    $   284,660
                                     ======    ===========

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

                      FAIR VALUES OF DERIVATIVE INSTRUMENTS

                                             ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                  ---------------------------------------   --------------------------------------
                                         PERIOD ENDED JUNE 30, 2010               PERIOD ENDED JUNE 30, 2010
                                  ---------------------------------------   --------------------------------------
                                         BALANCE SHEET                            BALANCE SHEET
                                           LOCATION            FAIR VALUE            LOCATION           FAIR VALUE
                                  --------------------------   ----------   -------------------------   ----------
DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS:
   Interest rate contracts        Receivables, Net Assets -
                                     Unrealized Appreciation   $   65,727*
   Foreign exchange contracts     Unrealized Appreciation on                Unrealized Depreciation
                                     Forward Contracts            715,034      on Forward Contracts     $  401,612
   Equity contracts               Receivables, Net Assets -
                                     Unrealized Appreciation       45,700*
                                  Investments, at Value           553,845   Options Written, at Value      693,500
                                                               ----------                               ----------
Total Derivatives not accounted
   for as hedging instruments                                  $1,380,306                               $1,095,112
                                                               ==========                               ==========

* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN IS REPORTED WITHIN THE STATEMENT OF ASSETS & LIABILITIES.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
                     SIX-MONTH PERIOD ENDED JUNE 30, 2010.

                      AMOUNT OF REALIZED GAIN OR (LOSS) ON
                        DERIVATIVES RECOGNIZED IN INCOME

                                                     FORWARD
DERIVATIVES NOT ACCOUNTED                            CURRENCY
FOR AS HEDGING INSTRUMENTS:    OPTIONS    FUTURES   CONTRACTS     TOTAL
---------------------------   ---------   -------   ---------   ---------
Interest rate contracts       $      --   $64,667    $    --    $  64,667
Currency contracts                   --        --     58,388       58,388
Credit contracts                     --        --         --           --
Equity contracts               (272,971)   (2,335)        --     (275,306)
                              ---------   -------    -------    ---------
Total                         $(272,971)  $62,332    $58,388    $(152,251)

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

              CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                      ON DERIVATIVES RECOGNIZED IN INCOME

                                                      FORWARD
DERIVATIVES NOT ACCOUNTED                             CURRENCY
FOR AS HEDGING INSTRUMENTS:    OPTIONS     FUTURES   CONTRACTS     TOTAL
---------------------------   ---------   --------   ---------   --------
Interest rate contracts       $      --   $118,194    $     --   $118,194
Currency contracts                   --         --     340,549    340,549
Credit contracts                     --         --          --         --
Equity contracts               (101,578)    57,863          --    (43,715)
                              ---------   --------    --------   --------
Total                         $(101,578)  $176,057    $340,549   $415,028
                              =========   ========    ========   ========

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

5. ADMINISTRATION, FEES PAID INDIRECTLY, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Fund's average daily net assets.

The Fund earned cash management credits which are used to offset transfer agent expenses. During the six months ended June 30, 2010, the Fund earned credits of $20. These are presented as "Fees Paid Indirectly" in the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the arrangement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.30% of the average daily net assets.

The Adviser has voluntarily agreed to waive or limit its advisory fees or assume other expenses to limit the total annual fund operating expenses of the Fund (excluding dividend expenses) to 0.80%. The fee waiver/expense reimbursement arrangement for the Fund can be terminated at any time at the option of the Adviser.

7. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold and maturities, other than short-term investments and written index options for the six months ended June 30, 2010, were as follows:

                                       U.S. GOVT.
              SALES AND   U.S. GOVT.    SALES AND
 PURCHASES   MATURITIES    PURCHASES   MATURITIES
----------   ----------   ----------   ----------
$6,653,291   $4,500,000       $--      $4,053,469

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from the distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income (loss), paid-in capital or accumulated net realized gain (loss), as appropriate, in the period the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

        ORDINARY      LONG-TERM    DISTRIBUTION    RETURN OF
         INCOME     CAPITAL GAIN     IN EXCESS      CAPITAL       TOTAL
       ----------   ------------   ------------   ----------   ----------
2009   $  574,222     $     --       $121,347     $       --   $  695,569
2008    1,358,663      297,779             --      1,122,098    2,778,540

As of December 31, 2009, the components of Accumulated Loss on a tax basis were as follows:

Capital Loss Carryforwards     $(2,558,429)
Post October Currency Losses       (22,362)
Net Unrealized Depreciation        (44,574)
Other Temporary Differences         26,960
                               -----------
Total Accumulated Loss         $(2,598,405)
                               ===========

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

For Federal income tax purposes, net capital loss carryforwards as of December 31, 2009 were $2,558,429, expiring in the year 2016, and may be carried forward and applied against future net capital gains. Capital loss carryforwards utilized in the current year as of December 31, 2009 were $1,628,034.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2009 through December 31, 2009 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

At June 30, 2010, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities (excluding written index option contracts, forwards, and futures) held by the Fund were as follows:

  FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
 TAX COST      SECURITIES    SECURITIES    DEPRECIATION
-----------   -----------   -----------   --------------
$28,230,996     $514,504     $(543,252)      $(28,748)

9. OTHER:

At June 30, 2010, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the Fund was as follows:

NO. OF SHAREHOLDERS   % OWNERSHIP
-------------------   -----------
         2                 84%

These shareholders are comprised of omnibus accounts that are held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                  ANALYTIC SHORT-TERM INCOME FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                    1/1/10     6/30/10      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
ANALYTIC SHORT-TERM INCOME FUND
ACTUAL FUND RETURN                $1,000.00   $1,004.10      0.80%       $3.98
HYPOTHETICAL 5% RETURN            $1,000.00   $1,020.83      0.80%       $4.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                         ANALYTIC SHORT-TERM INCOME FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                             Analytic Investors, LLC
                              555 West Fifth Street
                                   50th Floor
                              Los Angeles, CA 90013

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                                Fund described.

ANA-SA-001-0800

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 2, 2010
      -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 2, 2010
      -------------------

By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 2, 2010
      -------------------